Depreciation	12 Months Ended
Jun. 30, 2023
Depreciations [Abstract]
Depreciation
Note 6.  Depreciation

	Consolidated
	Year ended 30 June 2023	Year ended 30 June 2022	Year ended 30 June 2021 (restated*)
	US$’000	US$’000	US$’000

Depreciation of property, plant and equipment	30,636	7,682	1,209
Depreciation of right-of-use assets	220	59	43

	30,856	7,741	1,252